Advances for vessels under construction and acquisition of vessels (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Balance, December 31, 2018	$ 59,900
Balance, June 30, 2019	21,203
Advances for vessels under construction and acquisition of vessels
Property, Plant and Equipment [Line Items]
Balance, December 31, 2018	59,900
Additions	65,202
Capitalized interest	629
Transfers to Vessel cost	(104,528)
Balance, June 30, 2019	$ 21,203